SCHEDULE OF MATURITIES (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
2024	$ 117,961	$ 104,950
2025	112,835	106,045
2026	77,783	81,946
2027	24,334	14,435
2028	18,626	5,620
Thereafter	16,941
Total	$ 368,480	$ 312,996